UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  June 16, 2012 to July 17, 2012

  Commission File Number of issuing entity: 333-172366-01

  WFRBS Commercial Mortgage Trust 2011-C5
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-172366

  Wells Fargo Commercial Mortgage Securities, Inc.
  (Exact name of depositor as specified in its charter)

  Wells Fargo Bank, N.A.
  General Electric Capital Corporation
  C-III Commercial Mortgage LLC
  The Royal Bank of Scotland
  Basis Real Estate Capital II, LLC
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3851385
  38-7017733
  38-7017734
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-S                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  D                             ______     ______   ___X___       ___________
  E                             ______     ______   ___X___       ___________
  F                             ______     ______   ___X___       ___________
  G                             ______     ______   ___X___       ___________
  H                             ______     ______   ___X___       ___________
  R                             ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________
  X-B                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On July 17, 2012 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2011-C5.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc.
  (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from June 16, 2012 to July 17, 2012, and there is no repurchase activity to report for that period. The Depositor filed its first Form ABS-15G on May 15, 2012. The CIK number for the Depositor is 0000850779.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The Domain mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on November 1, 2011. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $4,945,681.00, a year-to-date figure for the period of January 1, 2012 through March 31, 2012. There are no current updates to the net operating income at this time.

  Item 8. Other Information.

  Deutsche Bank Trust Company Americas ("Deutsche Bank") currently acts as trustee ("Trustee") on behalf of WFRBS Commercial Mortgage Trust 2011-C5.
  Section 8.06 of the Pooling and Servicing Agreement requires the Trustee to maintain a rating on its long-term unsecured debt rating of at least "A1" from Moody's Investors Service, Inc. ("Moody's") and "A+" from Fitch, Inc. ("Fitch" and together with Moody's, the "Rating Agencies") and a short-term unsecured debt rating of at least "P-1" in the case of Moody's and "F1" in the case of Fitch (or, in the case of any Rating Agency, such lower rating as is the subject of a Rating Agency Confirmation (as defined in the Pooling and Servicing Agreement)). On July 6, 2012, Moody's lowered Deutsche Bank's long-term deposit ratings from Aa3 to A2. As a result of the July 6, 2012 downgrade, Deutsche Bank currently does not meet the minimum ratings requirements set forth in Section 8.06 of the Pooling and Servicing Agreement. Deutsche Bank has informed the Depositor that it intends to request a Rating Agency Confirmation from Moody's to satisfy the requirements set forth in
  Section 8.06 of the Pooling and Servicing Agreement.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2011-C5, relating to the July 17, 2012 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Wells Fargo Commercial Mortgage Securities, Inc.
  (Depositor)

  /s/ Anthony Sfarra
  Anthony Sfarra, President

  Date: July 30, 2012

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2011-C5, relating to the July 17, 2012 distribution.